BUSINESS COMBINATIONS (Details 1)	12 Months Ended
Oct. 31, 2023 USD ($)
Notes and other explanatory information [abstract]
Acquisition date fair value	$ 370,537
Payments	(8,000)
Application of prepayments	(4,000)
Accretion	1,463
Balance – October 31, 2023 and 2022	$ 360,000